First Trust Nasdaq-100 Select Equal Weight ETF Investment Objectives and Goals - First Trust Nasdaq-100 Select Equal Weight ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq-100 Select Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq-100 Select Equal WeightTM Index (the “Index”).